Commitments & Contingencies	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Commitments & Contingencies [Line Items]
Commitments & Contingencies

12. Commitments and Contingencies

Lease Commitments

The Company leases office space in Northbrook, Illinois and Murfreesboro, Tennessee under non-cancelable operating leases which expire on December 31, 2021 and September 30, 2022, respectively. Total rent expense under the lease agreements was $0.1 million for the six months ended June 30, 2021 and 2020, respectively.

A summary of the Company’s future minimum lease payments required under non-cancellable lease agreements is as follows (in thousands):

Years ended December 31,	Amount
2021 (remaining 6 months)	$47
2022	16
2023	—
2024	—
2025	—
Total	$63

Purchase Obligation

In July of 2009, the Company entered into a commercial manufacturing agreement, as amended, with Catalent Pharma Solutions, LLC (the “Catalent Agreement”). Pursuant to the terms of the Catalent Agreement, the Company must make minimum annual purchases of JATENZO equal to 7.0 million softgels, through the initial term, or March 2025. Any shortfall between the minimum annual purchase quantities and actual purchases will be multiplied by a unit price, as defined in the Catalent Agreement, and paid to Catalent within 30 days of any year-end that the minimum purchase requirement is not met. The Company has not made any payments to Catalent as a result of a shortfall in minimum purchase quantities. The Catalent Agreement renews automatically for two-year periods and either party may terminate the contract upon twelve months written notice. Purchases under the Catalent Agreement for the three months ended June 30, 2021 and 2020 were $1.7 million and $0.2 million, respectively. Purchases under the Catalent Agreement for the six months ended June 30, 2021 and 2020 were $5.1 million and $3. million, respectively.

The Company entered into a product supply agreement with Pharmacia & Upjohn Company LLC, or Pfizer (the “Pfizer Agreement”), effective January 1, 2021. Pursuant to the terms of the Pfizer Agreement, the Company must make minimum annual purchases of T-undecanoate equal to approximately $1.8 million per year, through the initial term, or January 2024. If there is a shortfall between the minimum annual purchase quantities and actual purchases, the difference between the minimum annual purchase amount and actual purchases will be paid to Pfizer by the Company. There were no purchases under the Pfizer Agreement during the six months ended June 30, 2021.

Legal Proceedings

From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations.

On April 2, 2019, an action for patent infringement was filed against the Company by Lipocine in the U.S. District Court for the District of Delaware. The lawsuit (Civil Action No. 19-cv-622, assigned to Judge William Bryson, U.S. Court of Appeals for the Federal Circuit, sitting by designation) sought a declaratory judgement of infringement under 35 U.S.C. § 271(a)-(c) arising from the Company’s intent to market and sell JATENZO, based on the FDA’s approval of JATENZO in March 2019. Lipocine ultimately alleged that the Company infringed certain claims in each of four U.S. Patents: U.S. Patent No. 9,034,858, U.S. Patent No. 9,205,057, U.S. Patent No. 9,480,690 and U.S. Patent No. 9,757,390. Lipocine sought monetary damages in the form of a reasonable royalty, pre-judgment interest, post-judgment interest, and attorneys’ fees, costs and disbursements, and injunctive relief.

In July 2021, Clarus and Lipocine entered into a settlement agreement that settled all claims between the parties, including the interference matter (described above) and the pending Clarus counterclaims against Lipocine, and provides for a payment by Lipocine to Clarus of a $4.0 million settlement fee payable as follows: $2.5 million upfront, $1.0 million within 12 months, and the remainder within two years. The Company received payment of $2.5 million of the $4.0 million in July 2021.

Pursuant to the settlement agreement, a joint stipulation for dismissal was filed, and was so ordered by the Court on July 15, 2021, thereby terminating the district court action. Moreover, and as part of this settlement, Lipocine filed a request for entry of an adverse judgment in Interference No. 106,128 on July 16, 2021, and the Company is awaiting action on that request by the Patent Trial and Appeal Board (PTAB). The Company believes that its ‘178 application will proceed to issuance following what it believes will be entry of a decision adverse to Lipocine by the PTAB.

12. Commitments and Contingencies

Lease Commitments

The Company leases office space in Northbrook, Illinois and Murfreesboro, Tennessee under non-cancelable operating leases which expire on December 31, 2021 and September 30, 2022, respectively. Total rent expense under the lease agreements was $0.2 million and $0.1 million for the years ended December 31, 2020 and 2019, respectively.

A summary of the Company’s future minimum lease payments required under non-cancellable lease agreements is as follows (in thousands):

Years ending December 31,	Amount
2021	$95
2022	16
2023	—
2024	—
2025	—
Total	$111

Purchase Obligation

In July of 2009, the Company entered into a commercial manufacturing agreement, as amended, with Catalent Pharma Solutions, LLC (the “Catalent Agreement”). Pursuant to the terms of the Catalent Agreement, the Company must make minimum annual purchases of JATENZO equal to 7.0 million softgels, through the initial term, or March 2025. Any shortfall between the minimum annual purchase quantities and actual purchases will be multiplied by a unit price, as defined in the Catalent Agreement, and paid to Catalent within 30 days of any year-end that the minimum purchase requirement is not met. The Company has not made any payments to Catalent as a result of a shortfall in minimum purchase quantities. The Catalent Agreement renews automatically for two-year periods and either party may terminate the contract upon twelve months written notice. Purchases under the Catalent Agreement were $3.2 million and $5.8 million during 2020 and 2019, respectively.

The Company entered into a product supply agreement with Pharmacia & Upjohn Company LLC, or Pfizer (the “Pfizer Agreement”), effective January 1, 2021. Pursuant to the terms of the Pfizer Agreement, the Company must make minimum annual purchases of testosterone undecanoate equal to 2,000 kilograms per year, through the initial term, or January 2024. If there is a shortfall between the minimum annual purchase quantities and actual purchases, the difference between the minimum annual purchase amount and actual purchases will be paid to Pfizer by the Company. Purchases under the Pfizer Agreement are expected to be approximately $1.8 million per year, over the life of the contract.

Legal Proceedings

From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations.

On April 2, 2019, an action for patent infringement was filed against the Company by Lipocine Inc. (“Lipocine”) in the U.S. District Court for the District of Delaware. The lawsuit (Civil Action No. 19-622) seeks a declaratory judgement of infringement under 35 U.S.C. § 271(a)-(c) arising from the Company’s intent to market and sell JATENZO, based on the FDA’s approval of JATENZO in March 2019. Lipocine currently alleges that the Company has infringed certain claims in each of four U.S. Patents: U.S. Patent No. 9,034,858, U.S. Patent No. 9,205,057, U.S. Patent No. 9,480,690 and U.S. Patent No. 9,757,390. Lipocine seeks reasonable royalty monetary damages, pre-judgment interest, post-judgment interest, and attorneys’ fees, and costs and disbursements, and injunctive relief. While the Company believes its defenses are strong, patent litigation is inherently risky and uncertain. In the event this litigation is not resolved in the Company’s favor, it may need to obtain a license from Lipocine. Such a license may not be available or may be available only on terms not favorable to the Company. This could have a material adverse effect on Clarus.

Clarus has asserted defenses of noninfringement, invalidity under 35 U.S.C. §§ 103 and 112, as well as inequitable conduct. The Company’s motion for summary judgment of invalidity under Section 112 was argued in January 2021 and is awaiting decision. A hearing has been scheduled before the presiding judge on May 14, 2021 to address questions he has that are pertinent to the summary judgement of motion. The lawsuit is otherwise ready for trial, but no trial date has been set due to court delays arising from the COVID-19 pandemic.

On January 4, 2021, an interference (No. 106,128) was declared by the U.S. Patent and Trademark Office between our U.S. Patent Application No. 16/656,178 and Lipocine’s U.S. Patent Application No. 16/818,779. This proceeding (Interference No. 106,128 (DK)) is currently pending. The claims at issue in the interference cover uses of JATENZO and TLANDO. The involved Lipocine patent application, however, contains claims the Company believes cover the use of TLANDO and not JATENZO. The Company believes that it would not need a license from Lipocine, nor that it would be liable for any damages, based solely on the outcome of the pending interference. There is also risk that other interference proceedings could be declared that involve Lipocine patent applications and/or patents and claims that cover JATENZO interference. And while two interferences were previously decided against the Company, Lipocine has not tried to assert patent claims issued to it as a result of prevailing in those interferences against the Company, and Clarus believes these claims do not cover JATENZO. In the event the Company’s beliefs turn out to be incorrect, or future declared interferences involving claims that cover JATENZO are not resolved in its favor, Clarus may need to obtain a license from Lipocine. Such a license may not be available or may be available only on terms not favorable to the Company. This could also have a material adverse effect on the Company.

Blue Water Acquisition Corp [Member]
Commitments & Contingencies [Line Items]
Commitments & Contingencies

Note 5—Commitments & Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and Extension Loans, if any, (and any shares of Class A Common Stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and Extension Loans and upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. These holders were entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to underwriting discounts of: (i) two percent (2.0%) of the gross proceeds of the Initial Public Offering, or approximately $1.2 million in the aggregate, paid upon the closing of the Initial Public Offering; (ii) one percent (1.0%) of the gross proceeds of the Initial Public Offering issued in the form of Class A Common Stock (the “Representative Shares”), or 57,500 Class A Common Stock, at the closing of the Initial Public Offering; (iii) upon the consummation of a Business Combination, a deferred underwriting discount of three and a half percent (3.5%) of the gross proceeds of the Initial Public Offering, or approximately $2.0 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Right of First Refusal

The Company granted the underwriters a right of first refusal to act as lead-left book running manager for any and all future private or public equity, equity-linked, convertible and debt offerings as well as exclusive strategic advisor in connection with any subsequent merger or acquisition during such period, or any successor to or any subsidiary of the Company for a period of 16 months from the closing of a Business Combination.

Note 5 — Commitments & Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and Extension Loans, if any, (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and Extension Loans and upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. These holders were entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to underwriting discounts of: (i) two percent (2.0%) of the gross proceeds of the Initial Public Offering, or approximately $1.2 million in the aggregate, paid upon the closing of the Initial Public Offering; (ii) one percent (1.0%) of the gross proceeds of the Initial Public Offering issued in the form of Class A common stock (the “Representative Shares”), or 57,500 Class A common stock, at the closing of the Initial Public Offering; (iii) upon the consummation of a Business Combination, a deferred underwriting discount of three and a half percent (3.5%) of the gross proceeds of the Initial Public Offering, or approximately $2.0 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Right of First Refusal

The Company granted the underwriters a right of first refusal to act as lead-left book running manager for any and all future private or public equity, equity-linked, convertible and debt offerings as well as exclusive strategic advisor in connection with any subsequent merger or acquisition during such period, or any successor to or any subsidiary of the Company for a period of 16 months from the closing of a Business Combination.